The Glenmede Fund, Inc.

Global Secured Options Portfolio

Summary Prospectus—February 28, 2020	Ticker Symbol: NOVIX

Before you invest, you may want to review the Portfolio’s complete Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s complete Prospectus, reports to shareholders, and other information about the Portfolio online at https://www.glenmede.com/performance. You can also get this information at no cost by calling 1-800-442-8299 or by sending an e-mail request to glenmedefunds@glenmede.com. The Portfolio’s complete Prospectus and Statement of Additional Information, both dated February 28, 2020, are incorporated by reference into this Summary Prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolio or your financial intermediary electronically by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Portfolio or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary. Your election to receive reports in paper will apply to all Portfolios you hold in the Glenmede fund complex and with your financial intermediary.

Investment Objective

Long-term capital appreciation and option premiums consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	9.21%

Acquired Fund Fees and Expenses	0.06%

Total Annual Portfolio Operating Expenses[1]	9.82%
Fee Waivers and Expense Reimbursements[2]	8.75%

Net Expenses	1.07%

[1]

Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

[2]

Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2021 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2021 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Global Secured Options Portfolio

Summary Prospectus—February 28, 2020	Ticker Symbol: NOVIX

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$959	$2,739	$4,352	$7,752

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 685% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on U.S. or foreign stock index exchange-traded funds (“ETFs”), U.S. or foreign stock indices and/or individual U.S. or foreign stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. Under normal market circumstances, the Portfolio will write covered call and/or secured put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks in at least three different countries, other than the United States, and will invest at least 40% of its net assets outside of the U.S. The Portfolio is called Global “Secured Options” because the call and put options it writes will be covered by owning the U.S. or foreign security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual U.S. or foreign stocks that replicate the movement of the applicable index, in addition to the other permitted coverage methods.

To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of U.S. or foreign equity securities of companies based in at least three different countries, other than the United States, with generally similar risk and return characteristics as the MSCI All Country World Index (“MSCI ACWI Index”). The Portfolio may invest in companies with small, medium or large market capitalizations in developed, developing or emerging markets in advancement of its investment objective. The Portfolio intends to invest in foreign securities in the form of American Depositary Receipts (“ADRs”) which are securities issued by a U.S. bank that represent interests in foreign equity securities listed on a U.S. stock exchange. The Portfolio may also buy call and put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices or individual U.S. or foreign stocks.

The Advisor’s selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Global Secured Options Portfolio

Summary Prospectus—February 28, 2020	Ticker Symbol: NOVIX

Principal Investment Risks

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market and foreign securities risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of foreign securities indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio.

Global Secured Options Portfolio

Summary Prospectus—February 28, 2020	Ticker Symbol: NOVIX

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers made in 2012 and 2019. If such expense reimbursements or waivers were not in place, the Portfolio’s performance in 2012 and 2019 would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 8.57% (for the quarter ended March 31, 2019) and the lowest quarterly return was -13.32% (for the quarter ended December 31, 2018).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2019)

	Past 1 Year	Past 5 Years	Since Inception (September 28, 2012)
Return Before Taxes	18.45%	3.73%	4.28%
Return After Taxes on Distributions	7.17%	(3.89)%	(1.61)%

Return After Taxes on Distributions and Sale of Fund Shares	17.66%	1.90%	2.40%

MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	9.71%

Investment Adviser

Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers

Sean Heron, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since its inception on September 28, 2012. Stacey Gilbert, Portfolio Manager of the Advisor, has managed the Portfolio since February 28, 2020.

Global Secured Options Portfolio

Summary Prospectus—February 28, 2020	Ticker Symbol: NOVIX

Tax Information

The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares

There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

NOVIXSUMMPROS

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